Depreciation, depletion and amortization	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Depreciation, depletion and amortization
Depreciation, depletion and amortization

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2019	2018	2019	2018
Upstream
US	1,288	999	2,401	2,087
Non-US	2,396	2,226	4,894	4,498
	3,684	3,225	7,295	6,585
Downstream
US	333	221	656	440
Non-US	392	293	775	595
	725	514	1,431	1,035
Other businesses and corporate
US	14	16	27	32
Non-US	165	56	296	90
	179	72	323	122
Total group	4,588	3,811	9,049	7,742